Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The accompanying unaudited interim financial statements of OneMeta Inc. (“we”, “our”, “OneMeta” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the financial statements and notes thereto contained in the Company’s fiscal 2023 financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for our interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosure contained in the financial statements for fiscal 2023, have been omitted.

OneMeta was originally incorporated as Promotions on Wheels Holdings, Inc., a Nevada corporation, on July 3, 2006. On December 26, 2008, the name of the Company was changed to Blindspot Alert, Inc. On September 11, 2009, the Company’s name was changed to WebSafety, Inc. On March 23, 2021, the Company’s name was changed to VeriDetx Corp. On June 8, 2021, the Company’s name was changed to WebSafety, Inc. On July 10, 2022, the Company’s name was changed to OneMeta AI. On June 20, 2023, the Company’s name was changed to OneMeta Inc.

Note 1. Basis of Presentation

OneMeta Inc. (“we”, “our”, “OneMeta” or the “Company”) was originally incorporated as Promotions on Wheels Holdings, Inc., a Nevada corporation, on July 3, 2006. On December 26, 2008, the name of the Company was changed to Blindspot Alert, Inc. On September 11, 2009, the Company’s name was changed to WebSafety, Inc. On March 23, 2021, the Company’s name was changed to VeriDetx Corp. On June 8, 2021, the Company’s name was changed to WebSafety, Inc. On July 10, 2022, the Company’s name was changed to OneMeta AI. On June 20, 2023, the Company’s name was changed to OneMeta Inc.